Related Party Transactions - Summary of Amount Due From/To Related Parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Related Party Transaction [Line Items]
Amount due to related parties	¥ 109,730	$ 15,033	¥ 78,032
Amount due from related parties	117,551		89,982
JD Group
Related Party Transaction [Line Items]
Amount due from related parties	101,859		58,788
JD Group | Other Payables
Related Party Transaction [Line Items]
Amount due to related parties	108,505		76,026
Jinsong Group
Related Party Transaction [Line Items]
Amount due to related parties			1,945
Jinsong Group | Other Receivables
Related Party Transaction [Line Items]
Amount due from related parties	4,495		17,054
AiFenLei Group | Other Receivables
Related Party Transaction [Line Items]
Amount due from related parties	9,404		13,909
Quanfu
Related Party Transaction [Line Items]
Amount due to related parties	1,122
Amount due from related parties	1,040
Yuejun
Related Party Transaction [Line Items]
Amount due to related parties	83		21
Amount due from related parties	753		231
Gulin Group
Related Party Transaction [Line Items]
Amount due to related parties	¥ 20		¥ 40